Other Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Accumulated depreciation on fixed assets		$ 173	$ 167
Debt issuance cost	$ 32	29
New Accounting Pronouncement, Early Adoption [Line Items]
Long-term debt		9,582	8,356
Holdback provision receivable on loans sold		$ 5	64
Adjustments for New Accounting Principle, Early Adoption
Other Assets [Abstract]
Debt issuance cost			$ 29	$ 39